Share-Based Compensation - Outstanding Stock Options (Parenthetical) (Detail)	Dec. 31, 2017 $ / shares
CNH EIP [Member]
Share Based Compensation Shares Authorized Under Stock Option Plans Exercise Price Range [Line Items]
Year-end market price of common shares	$ 13.40